Other assets - Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other assets
Total	€ 5,893	€ 5,501	€ 5,136
Tax credits
Other assets
Total	4,520	4,467	4,144
Guarantees and deposits
Other assets
Total	423	493	404
Other
Other assets
Total	€ 950	€ 541	€ 588